SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 -	SIGNIFICANT ACCOUNTING POLICIES

A.
Principles of Consolidation and Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting and include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

The condensed consolidated balance sheet as of December 31, 2024 was derived from the audited consolidated financial statements as of that date, but does not include all of the disclosures, including certain notes required by GAAP on an annual reporting basis. Certain information and note disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. Therefore, these unaudited interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes thereto as of and for the year ended December 31, 2024, included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2024 filed with the SEC on February 20, 2025.

In management’s opinion, the unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and reflect all adjustments, which include only normal recurring adjustments necessary for the fair presentation of the Company’s financial position as of June 30, 2025 and the Company’s condensed consolidated statements of comprehensive income, shareholders’ equity and cash flows for the six months ended June 30, 2025 and 2024. The results for the six months ended June 30, 2025 are not necessarily indicative of the results to be expected for the full year ending December 31, 2025 or any other future interim or annual period.

B.
Use of Estimates in the Preparation of Financial Statements

The preparation of the condensed financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the condensed financial statements, and the reported amounts of revenues and expenses during the reporting periods. The Company's management evaluates its estimates on an ongoing basis, including those related to, but not limited to standalone selling price, allowance for credit losses related to marketable securities, inventory write-offs, business combination, fair value and useful lives of intangible assets, income taxes and tax uncertainties income taxes, credit loss related to collectability of trade accounts receivable, goodwill impairment, lease discount rate and lease period. These estimates are based on management's knowledge about current events and expectations about actions the Company may undertake in the future. Actual results could differ from those estimates.

C.
Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, marketable securities, trade accounts receivable and foreign currency derivative contracts.

The majority of the Company’s cash and cash equivalents and bank deposits are invested in dollar instruments with major banks in Israel. Management believes that the financial institutions that hold the Company's investments are corporations with high credit standing. Accordingly, management believes that low credit risk exists with respect to these financial investments.

The trade accounts receivable of the Company are derived from sales to customers located primarily in Taiwan R.O.C., China, Korea and USA. The management of the Company performed risk assessment on an ongoing basis and believes it bears low risk.

The Company entered into options and forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses as well as other expenses denominated in NIS. The derivative instruments hedge a portion of the Company's non-dollar currency exposure. Counterparty to the Company’s derivative instruments is major financial institution.

The Company's marketable securities include investments in highly rated corporate debentures and governmental bonds. The financial institutions that hold the Company's marketable securities are major financial institutions located in the United States. The Company believes its marketable securities portfolio is a diverse portfolio of highly rated securities and the Company's investment policy limits the amount the Company may invest in an issuer.

D.
Significant Accounting Policies

There have been no material changes in the significant accounting policies from those that were disclosed in the audited consolidated financial statements for the fiscal year ended December 31, 2024 included in the Annual Report on Form 20-F other than those noted below.

E.
Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents represent short-term highly liquid investments (mainly interest-bearing deposits) with maturity dates not exceeding three months from the date of deposit. Restricted Cash consist primarily of cash used as collateral for the Company's office leases. Any cash that is legally restricted from use is classified as restricted cash.

The following table provides a summary of cash, cash equivalents and restricted cash that constitute the total amounts shown in the consolidated statements of cash flows:

	As of June 30, 2025	As of December 31, 2024
Cash and cash equivalents	160,563	157,779
Long term restricted cash	318	-
Cash, cash equivalents and restricted cash	160,881	157,779

F.
Remaining Performance Obligations

Remaining performance obligations (RPOs) represent contracted revenues that had not yet been recognized and include deferred revenues and invoices that have been issued to customers but were uncollected and have not been recognized as revenues. As of June 30, 2025, the aggregate amount of the RPOs was $87,868 comprised of $67,854 deferred revenues and $20,014 of uncollected amounts that were not yet recognized as revenues. The Company expects substantially all the RPO to be recognized as revenue over the next year.

Contract Balances Revenues recognized during the six months ended June 30, 2025 from deferred revenues amounts included in the opening balance at the beginning of the period amounted to $55,427.

G.
Earnings per Share

Earnings per share are presented in accordance with ASC 260-10, “Earnings per Share”. Pursuant to which, basic earnings per share excludes the dilutive effects of convertible securities and is computed by dividing income (loss) available to ordinary shareholders by the weighted-average number of ordinary shares net of treasury shares outstanding for the period. Diluted earnings per share reflect the potential dilutive effect of options and RSUs and full dilutive effect of the Convertible Senior Notes, including adding back of amortization of debt issuance costs related to the Convertible Senior Notes, net of tax. The number of potentially dilutive options and RSUs excluded from diluted earnings per share due to the anti-dilutive effect of out of the money options for the six months ended June 30, 2025 and 2024 amounted to 281,248 and 178,953 respectively.

Net income per share is shown below (U.S. dollars and share data in thousands, except per share data):

	Six months ended June 30,
	2 0 2 5	2 0 2 4
Net income for basic earnings per share	133,114	82,002
Amortization of debt issuance costs related to the Convertible Notes, net of tax	500	567
Net income for diluted earnings per share	133,614	82,569

Basic weighted-average shares outstanding	29,315	29,018
Dilutive effect of share-based compensation	357	522
Dilutive effect of Convertible Senior Notes	2,358	2,681
Diluted weighted average shares outstanding	32,030	32,221

Earnings per share:
Basic	4.54	2.83
Diluted	4.17	2.56

H.
New Accounting Pronouncements

Recently issued accounting pronouncements not yet adopted:

In December 2023, the FASB issued Accounting Standards Update No. 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosure. The standard requires to disclose additional information in tax rate reconciliation table about federal, state and foreign income taxes and to provide more details about the reconciling items in some categories. The standard will become effective for annual periods beginning after December 15, 2024. The Company is currently assessing the impact of the adoption of this standard on its consolidated financial statements.

In November 2024, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures: Disaggregation of Income Statement Expenses. This ASU requires to disclose disaggregated information about certain income statement expense line items. Entities are required to disclose purchases of inventory, employee compensation, depreciation, intangible asset amortization and depletion for each income statement line item that contains those expenses. Specified expenses, gains or losses that are already disclosed under existing GAAP are required to be included in the disaggregated income statement expense line- item disclosures, and any remaining amounts need to be described qualitatively. Separate disclosures of total selling expenses and an entity’s definition of those expenses are also required. This ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently assessing the impact of the adoption of this standard on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This amendment introduces a practical expedient for the application of the current expected credit loss (“CECL”) model to current accounts receivable and contract assets. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the timing of adoption and impact of this amendment on its Consolidated Financial Statements and related disclosures.